Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets
Schedule of intangible assets

	December 31, 2013
	Weighted average amortization period	Gross carrying amount	Accumulated amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB	US$

Trademark	Indefinite	57,672	—	—	57,672	9,527
Technical know-how	5.7	209,084	(207,820)	—	1,264	208
Customer relationship	5.8	66,671	(66,671)	—	—	—
Order backlog	1.3	23,274	(23,274)	—	—	—
Short-term supplier agreements	0.5	4,303	(4,303)	—	—	—
Long-term supplier agreements	9	137,820	(6,643)	(131,177)	—	—
Total		498,824	(308,711)	(131,177)	58,936	9,735

	December 31, 2014
	Weighted average amortization period	Gross carrying amount	Accumulated amortization	Impairment	Intangibles, net
	Years	RMB	RMB	RMB	RMB	US$

Trademark	Indefinite	57,672	—	—	57,672	9,295
Technical know-how	5.7	209,084	(208,146)	—	938	151
Customer relationship	5.8	66,671	(66,671)	—	—	—
Order backlog	1.3	23,274	(23,274)	—	—	—
Short-term supplier agreements	0.5	4,303	(4,303)	—	—	—
Long-term supplier agreements	9	137,820	(6,643)	(131,177)	—	—
Total		498,824	(309,037)	(131,177)	58,610	9,446

Schedule of aggregated amortization expense for intangible assets

	Year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$

Selling expenses
Customer relationship	11,367	3,590	—	—
General and administrative expenses
Technical know-how	36,207	286	326	53
Total amortization expense	47,574	3,876	326	53

Schedule of estimated amortization expense
December 31, 2014
RMB
2015	250
2016	250
2017	250
2018	188
2019	—